Income tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax [Text Block]

17. Income tax

(a) Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2023	2022
	$	$
Average statutory tax rate	27%	27%

Income before income taxes	26,085	40,809

Expected income tax expense	7,043	11,018

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net income related to joint venture	(8,551)	(12,560)
Impairment reversal on equity investment in joint venture	-	(2,060)
Fair value adjustment on redeemable preferences shares	(906)	1,517
Impairment loss on exploration and evaluation assets	-	440
Share‐based compensation	303	32
Other	6	2
True‐up prior year balances	(94)	194
Effect of differences in tax rate in foreign jurisdictions	(65)	(110)
Change in unrecognized tax assets	2,264	1,529
Foreign exchange and other	-	(2)
Income tax expense	-	-

(b) Deferred tax liabilities and assets

The significant components of the Company's deferred tax assets and liabilities as at December 31, 2023 and 2022 were as follows:

	Year ended December 31,
	2023	2022
	$	$
Lease liability	55	85
Right‐of‐use asset	(55)	(85)
Total	-	-

As at December 31, 2023, the Company has tax losses of $75.4 million (December 31, 2022 - $73.9 million) in Canada which expire between 2027 and 2043.

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2023	2022
	$	$
Property, plant and equipment	250	126
Share issuance costs	-	2
Investment in associate	275	275
Accounts payable and accrued liabilities	1,642	600
Lease liability	8	10
Capital losses	2,476	2,476
Non‐capital losses carried forward	21,594	20,492
Total	26,245	23,981

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2023 was $88.2 million (December 31, 2022 - deductible temporary differences of $133.1 million).